OTHER ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2022
Other Accounts Payable
Schedule of other accounts payable

	December 31,
	2022	2021
Employee and payroll accruals	$1,868	$1,139
Accrued expenses	2,309	2,899
Tax payable	-	18
Liabilities to related parties (1)	80	236
Lease liabilities	234	500

Other accounts payable	$4,491	$4,792

(1)	A current non-interest-bearing account.